CHANGES IN FUTURE ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2011
CHANGES IN FUTURE ACCOUNTING STANDARDS
CHANGES IN FUTURE ACCOUNTING STANDARDS

4.                                      CHANGES IN FUTURE ACCOUNTING STANDARDS

In September 2011, the FASB issued ASU 2011-08, Intangibles — goodwill and other.  This guidance amends the guidance in ASU 350-20 on testing goodwill for impairment.  Entities testing goodwill for impairment now have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e. step 1 of the goodwill impairment test).  If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required.  The ASU does not amend the requirement to test goodwill for impairment between annual tests if events or circumstances warrant; however, it does revise the examples of events and circumstances that an entity should consider.  The amendments are effective for annual and interim goodwill impairments tests performed for fiscal years beginning after December 15, 2011 and early adoption is permitted.  We early adopted this guidance for our annual goodwill impairment test for year ended December 31, 2011.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income — Presentation.  This guidance increases the prominence of other comprehensive income by requiring comprehensive income to be reported in either a single statement or two consecutive statements.  This eliminates the option to report other comprehensive income and its components in the statement of changes in stockholders’ equity.  The amendments do not change what items are reported in other comprehensive income.  This ASU is effective on a retrospective basis for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011.  This guidance is not expected to have an impact on our consolidated financial statements as we currently report comprehensive income as a single statement.